Restatements	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Restatements
12. Restatements

During 2019, we discovered that an accounting error had been made related to the Company not properly recording contract assets as required under the relevant accounting guidance for revenue recognition. (As discussed in Note 1 “Revenue Recognition and Deferred Revenue”, contract assets are netted with deferred revenues for balance sheet presentation purposes.) It was determined that the error is immaterial to the 2018 consolidated financial statements; however, correcting the error related to 2018 in 2019 would materially misstate the condensed consolidated financial statements for the three and six months ended June 30, 2019. As such, we recorded the appropriate adjustment in 2018 and also computed the appropriate amounts related to June 30, 2019 and recorded such in the accompanying condensed consolidated financial statements. See below for a summary of the corrections made for this error:

Account	Previously Recorded Balance	Corrected Balance	Correction Made

For the three months ended June 30, 2019:
Statement of Operations
Cost of revenues	$85,098	$114,098	$29,000
Net loss	$(102,616)	$(131,616)	$29,000
Loss per share	$(0.00)	$(0.00)	$-

For the six months ended June 30, 2019:
Statement of Operations
Cost of revenues	$117,121	$251,121	$134,000
Net loss	$(194,123)	$(328,123)	$134,000
Loss per share	$(0.01)	$(0.01)	$-

Statement of Cash Flows
Deferred revenues, net	$(249,246)	$(115,495)	$(134,000)

During 2019, we discovered that an accounting error had been made related to the Company not properly recording contract assets as required under the relevant accounting guidance for revenue recognition.  (As discussed in Note 1 “Revenue Recognition and Deferred Revenue”, contract assets are netted with deferred revenues for balance sheet presentation purposes.) It was determined that the error is immaterial to the 2018 consolidated financial statements; however, correcting the error in 2019 would materially misstate the current year consolidated financial statements.  As such, we computed the appropriate amounts related to 2018 and recorded such in the accompanying consolidated financial statements.  See below for a summary of the corrections made for this error:

Account	Previously Recorded Balance	Corrected Balance	Correction Made
Balance Sheet
Current liabilities	$1,359,732	$1,130,752	$228,980
Total liabilities	$1,534,983	$1,208,114	$326,869
Accumulated deficit	$(11,376,368)	$(11,049,499)	$326,869

Statement of Operations
Cost of revenues	$646,424	$668,664	$22,240
Net loss	$(1,153,080)	$(1,175,320)	$22,240
Loss per share	$(0.02)	$(0.02)	$-

Statement of Cash Flows
Deferred revenues, net	$(51,561)	$(73,801)	$(22,240)